LONG-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Long-Term Debt

(in thousands of $)	September 30, 2012	December 31, 2011
Long-term debt:
8.5% Senior Notes due 2013, net	274,209	274,209
NOK500 million senior unsecured floating rate bonds due 2014, net	76,247	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022	1,375,075	1,436,672
	1,850,531	1,910,464
Less: current portion of long-term debt	(220,051)	(150,342)
	1,630,480	1,760,122

Schedule of Maturities of Long-term Debt
The outstanding debt as of September 30, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31

2012 (remaining three months)	36,719
2013	490,294
2014	305,374
2015	365,761
2016	177,172
Thereafter	475,211
Total debt	1,850,531

Available for Drawdown Under Loan Facilities
The following table summarizes the amounts available for drawdown under the Company’s loan facilities as at September 30, 2012.

	As of September 30, 2012
(in millions of $)	Utilized	Available
Loan facilities secured with mortgages on vessels and rig including newbuildings	1,309.1	19.2
Loan facilities secured against 8.5% Senior Notes held as treasury notes	66.0	—
Loan facilities secured against investment in securities	—	11.6
Unsecured borrowings:
8.5% Senior Notes due 2013	274.2	—
NOK500 million senior unsecured bonds due 2014	76.2	—
3.75% senior unsecured convertible bonds due 2016	125.0	—
	1,850.5	30.8